INVESTMENTS IN DIRECT FINANCING AND SALES-TYPE LEASES (Tables)	6 Months Ended
Jun. 30, 2018
Net Investment in Direct Financing and Sales Type Leases [Abstract]
Components of the investments in direct financing and sales-type leases
The following lists the components of the investments in direct financing and sales-type leases as at June 30, 2018 and December 31, 2017:

(in thousands of $)	June 30, 2018	December 31, 2017
Total minimum lease payments to be received	954,546	916,765
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(185,484)	(211,508)
Net minimum lease payments receivable	769,062	705,257
Estimated residual values of leased property (un-guaranteed)	219,048	232,424
Less: unearned income	(327,014)	(319,610)
Total investment in direct financing and sales-type leases	661,096	618,071

Current portion	40,085	32,096
Long-term portion	621,011	585,975
Total investment in direct financing and sales-type leases	661,096	618,071